Income Taxes - Movements in Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets		$ 15,500
Deferred tax liabilities		(16,745)
Deferred tax assets	$ 15,500	15,343
Deferred tax liabilities	(16,745)	(16,190)
Total deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	40,265	40,001
Deferred tax assets (liabilities) assumed from acquisition	972
Recovered through (charged to) earnings	(1,724)	(8,699)
Recovered through (charged to) other comprehensive income	1,004	(35)
Recovered through (charged to) equity	(516)	(1,278)
Deferred tax assets	40,001	29,989
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	24,691	31,903
Deferred tax assets (liabilities) assumed from acquisition	839
Recovered through (charged to) earnings	5,924	(6,842)
Recovered through (charged to) other comprehensive income	965	(43)
Recovered through (charged to) equity	(516)	(1,278)
Deferred tax assets	31,903	23,740
Capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0	142
Deferred tax assets (liabilities) assumed from acquisition	0
Recovered through (charged to) earnings	142	(86)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax assets	142	56
Finance costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	10	118
Deferred tax assets (liabilities) assumed from acquisition	133
Recovered through (charged to) earnings	(25)	(54)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax assets	118	64
Investment tax credit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	1,282	1,282
Deferred tax assets (liabilities) assumed from acquisition	0
Recovered through (charged to) earnings	0	(1,282)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax assets	1,282	0
Derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	26	26
Deferred tax assets (liabilities) assumed from acquisition	0
Recovered through (charged to) earnings	0	(26)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax assets	26	0
Leases
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	8,718	6,529
Deferred tax assets (liabilities) assumed from acquisition	0
Recovered through (charged to) earnings	(2,228)	(287)
Recovered through (charged to) other comprehensive income	39	(4)
Recovered through (charged to) equity	0	0
Deferred tax assets	6,529	6,238
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	5,538	1
Deferred tax assets (liabilities) assumed from acquisition	0
Recovered through (charged to) earnings	(5,537)	(122)
Recovered through (charged to) other comprehensive income	0	12
Recovered through (charged to) equity	0	0
Deferred tax assets	1	(109)
Total deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(43,127)	(41,246)
Deferred tax assets (liabilities) assumed from acquisition	(17,243)
Recovered through (charged to) earnings	20,128	10,362
Recovered through (charged to) other comprehensive income	(1,004)	48
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(41,246)	(30,836)
Convertible debenture
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(11,896)	(3,402)
Deferred tax assets (liabilities) assumed from acquisition	0
Recovered through (charged to) earnings	8,494	3,402
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(3,402)	0
Investment in associates
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(8)	(12)
Deferred tax assets (liabilities) assumed from acquisition	0
Recovered through (charged to) earnings	(4)	12
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(12)	0
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(10,920)	(12,624)
Deferred tax assets (liabilities) assumed from acquisition	(1,581)
Recovered through (charged to) earnings	449	4,826
Recovered through (charged to) other comprehensive income	(572)	56
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(12,624)	(7,742)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(4,969)	(16,265)
Deferred tax assets (liabilities) assumed from acquisition	(15,304)
Recovered through (charged to) earnings	4,427	3,893
Recovered through (charged to) other comprehensive income	(419)	(8)
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(16,265)	(12,380)
Inventory
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(11,648)	(5,218)
Deferred tax assets (liabilities) assumed from acquisition	0
Recovered through (charged to) earnings	6,441	(491)
Recovered through (charged to) other comprehensive income	(11)	0
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(5,218)	(5,709)
Biological assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(3,686)	(2,070)
Deferred tax assets (liabilities) assumed from acquisition	(407)
Recovered through (charged to) earnings	2,025	(2,793)
Recovered through (charged to) other comprehensive income	(2)	0
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(2,070)	(4,863)
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	0	(1,655)
Deferred tax assets (liabilities) assumed from acquisition	49
Recovered through (charged to) earnings	(1,704)	1,513
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax liabilities	(1,655)	(142)
Net deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(2,862)	(1,245)
Deferred tax assets (liabilities) assumed from acquisition	(16,271)
Recovered through (charged to) earnings	18,404	1,663
Recovered through (charged to) other comprehensive income	0	13
Recovered through (charged to) equity	(516)	(1,278)
Deferred tax liabilities	$ (1,245)	$ (847)